INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision (benefit) for income taxes consists of the following:

December 31,
	2013	2012
Current tax provision
Federal	$—	$—
State	—	—
	—	—
Deferred tax provision
Federal	—	—
State	—	—
	—	—
Income tax provision	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	December 31,
	2013	2012
Statutory Federal income tax (benefit) rate	(35)%	(35)%
State and local taxes net of Federal (benefit)	(5.50)%	(5.50)%
Permanent differences	1.24%	1.17%
Valuation allowance	39.26%	39.33%
Effective tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2013	2012
Deferred tax assets
Net operating loss carry forwards	$42,122,000	$42,848,000
Research and development tax credit carry forwards	1,207,000	1,186,000
Accrued expenses	96,000	1,017,000
Total deferred tax asset	49,425,000	45,051,000
Valuation allowance	(49,425,000)	(45,051,000)
	$—	$—